Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Significant Accounting Policies [Abstract]
Schedule of Useful Lives of the Property, Plant and Equipment	Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets as follows:

–Computer equipment	3 years
–Fixtures and fittings	3-5 years
–Deployed machinery	4 years

Schedule of Useful Lives of the Group's Intangible Assets
The useful lives of the Group’s intangible assets are:

–Development costs	1-10 years
–Developed technology	5 years
–Customer relationships	15 years
–Trade names	5-11 years
–Physician network	3-10 years
–Licenses	1-2 years